SHARE BASED PAYMENTS (Schedule of Summarizes Underlying Assumptions) (Details)				1 Months Ended
	Jul. 13, 2020 Year $ / shares	Jul. 01, 2019 Year $ / shares	May 13, 2019 Year $ / shares	Nov. 18, 2020 Year $ / shares	Jun. 30, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility					31.00%
Risk free interest rate					2.48%
Expected life | Year					2
Weighted average exercise price | $ / shares	$ 0.17	$ 0.21	$ 0.17	$ 17	$ 0.17
Price per share | $ / shares	$ 1.5	0.52	0.52	$ 17	0.52
Grant date weighted average fair value per option | $ / shares		$ 0.34	$ 0.38		$ 0.36
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	39.40%	29.30%	29.67%	39.00%
Risk free interest rate	0.35%	1.80%	2.21%	0.42%
Expected life | Year	5.5	5.12	5.5	5.13
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	37.00%	29.86%	30.20%	42.00%
Risk free interest rate	0.48%	1.85%	2.28%	0.64%
Expected life | Year	7	6	7	7